Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability [Table Text Block]	Changes in the liability for deferred revenue associated with extended warranties and service contracts were as follows (in thousands):

Deferred Revenue
Liability at January 1, 2022	$214
Revenue recognized during the period	(58)
Change in liability for warranties issued during the period	56
Liability at March 31, 2022	$212
Current liability	128
Non-current liability	84
Liability at March 31, 2022	$212